Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) $ in Millions	Sep. 30, 2023 CAD ($) $ / bbl $ / MMcf $ / $ $ / MWh
Commodity price risk | WCS and Condensate Differential
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	2.50
Increase	$ 2
Decrease	$ (2)
Commodity price risk | WCS Hardisty
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00
Increase	$ (23)
Decrease	$ 23
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	10.00
Increase	$ (5)
Decrease	$ 5
Commodity price risk | Natural Gas Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.50
Increase	$ 1
Decrease	$ (1)
Commodity price risk | Power Commodity
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MWh	20.00
Increase	$ 109
Decrease	$ (109)
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	10.00
Increase	$ 0
Decrease	$ 0
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $	0.05
Increase	$ 26
Decrease	$ (30)